Jul. 28, 2015
Dreyfus Conservative Allocation Fund
Dreyfus Conservative Allocation Fund

July 28, 2015

STRATEGIC FUNDS, INC.

- DREYFUS CONSERVATIVE ALLOCATION FUND

- DREYFUS MODERATE ALLOCATION FUND

- DREYFUS GROWTH ALLOCATION FUND

Supplement to Summary and Statutory Prospectuses

dated January 1, 2015

The following information supplements the information contained under the sections entitled “Principal Investment Strategy – Equity Investments” and “Principal Investment Strategy – Fixed Income Investments,” respectively, in the funds’ summary prospectuses and statutory prospectus.

U.S. Large-Cap

Dreyfus Strategic Beta U.S. Equity Fund

Emerging Markets

Dreyfus Strategic Beta Emerging Markets Equity Fund

Global

Dreyfus Strategic Beta Global Equity Fund

International Fixed Income

Dreyfus Emerging Markets Debt U.S. Dollar Fund